Financial Instruments - Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position (Details) - USD ($)	Dec. 31, 2025	Sep. 26, 2025	Sep. 25, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments	$ 29,372,628			$ 37,348,081	$ 32,717,095
Digital assets	515,586,931			555,838,900
Equity investments	131,982,050			257,425,063
Publicly traded investments	272,520			778,085
Warrant liability	(13,599,316)	$ (4,123,753)	$ (53,241,889)
Investments, fair value	663,614,813			851,390,129
Level 1 (Quoted Market price) [Member
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Publicly traded investments	272,520			778,085
Level 1 (Quoted Market price) [Member | Fair Value of Investments [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments
Digital assets
Equity investments
Publicly traded investments	272,520			778,085
Warrant liability
Investments, fair value	272,520			778,085
Level 2 (Valuation technique -observable market Inputs) [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Publicly traded investments	496,934,790			555,838,900		370,469,700
Level 2 (Valuation technique -observable market Inputs) [Member] | Fair Value of Investments [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments
Digital assets	496,934,790			555,838,900
Equity investments
Publicly traded investments
Warrant liability
Investments, fair value	496,934,790			555,838,900
Level 3 (Valuation technique - non-observable market inputs) [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments	180,279,339			295,551,229
Publicly traded investments	180,006,819			294,773,144		$ 32,717,095
Level 3 (Valuation technique - non-observable market inputs) [Member] | Fair Value of Investments [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments	29,372,628			37,348,081
Digital assets	18,652,141
Equity investments	131,982,050			257,425,063
Publicly traded investments
Warrant liability	(13,599,316)
Investments, fair value	$ 166,407,503			$ 294,773,144